Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	1,096,632,967.23	38,675
Yield Supplement Overcollateralization Amount 04/30/24	96,160,433.77	0
Receivables Balance 04/30/24	1,192,793,401.00	38,675
Principal Payments	40,162,165.17	661
Defaulted Receivables	1,971,066.80	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	91,397,906.66	0
Pool Balance at 05/31/24	1,059,262,262.37	37,959

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.64%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	8,789,641.86	253
Past Due 61-90 days	2,370,145.68	85
Past Due 91-120 days	683,545.45	28
Past Due 121+ days	0.00	0
Total	11,843,332.99	366

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	1,192,940.95
Aggregate Net Losses/(Gains) - May 2024	778,125.85
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.78%
Prior Net Losses/(Gains) Ratio	0.70%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	12,181,516.02
Actual Overcollateralization	12,181,516.02
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	57.46

Flow of Funds	$ Amount
Collections	47,787,291.01
Investment Earnings on Cash Accounts	20,237.22
Servicing Fee	(993,994.50)
Transfer to Collection Account	-
Available Funds	46,813,533.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,562,217.99
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders’ Second Priority Principal Distributable Amount	6,319,425.74
(6) Class C Interest	81,597.00
(7) Noteholders’ Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	12,181,516.02
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,072,386.73

Total Distributions of Available Funds	46,813,533.73

Servicing Fee	993,994.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	1,084,021,688.11
Principal Paid	36,940,941.76
Note Balance @ 06/17/24	1,047,080,746.35

Class A-1
Note Balance @ 05/15/24	72,301,688.11
Principal Paid	36,940,941.76
Note Balance @ 06/17/24	35,360,746.35
Note Factor @ 06/17/24	16.5005816%

Class A-2a
Note Balance @ 05/15/24	174,260,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	174,260,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-2b
Note Balance @ 05/15/24	260,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	260,000,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-3
Note Balance @ 05/15/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	434,260,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Note Balance @ 05/15/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	87,890,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	36,870,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	18,440,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,800,205.24
Total Principal Paid	36,940,941.76
Total Paid	41,741,147.00

Class A-1
Coupon	5.51900%
Interest Paid	365,780.27
Principal Paid	36,940,941.76
Total Paid to A-1 Holders	37,306,722.03

Class A-2a
Coupon	5.05000%
Interest Paid	733,344.17
Principal Paid	0.00
Total Paid to A-2a Holders	733,344.17

Class A-2b
SOFR Rate	5.32371%
Coupon	5.66371%
Interest Paid	1,349,850.88
Principal Paid	0.00
Total Paid to A-2b Holders	1,349,850.88

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9152748
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.1307823
Total Distribution Amount	34.0460571

A-1 Interest Distribution Amount	1.7068608
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	172.3795696
Total A-1 Distribution Amount	174.0864304

A-2a Interest Distribution Amount	4.2083334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.2083334

A-2b Interest Distribution Amount	5.1917342
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.1917342

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	171.07
Noteholders’ Third Priority Principal Distributable Amount	499.17
Noteholders’ Principal Distributable Amount	329.76

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	3,072,738.16
Investment Earnings	13,688.34
Investment Earnings Paid	(13,688.34)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16